SCHEDULE OF RESEARCH AND DEVELOPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Payroll and related expenses	$ 7,538	$ 8,997	$ 8,778
Subcontracted work and consulting	470	1,229	1,523
Share-based payments to service provider		19	57
Rent and office maintenance	832	936	1,068
Travel expenses	215	90	141
Other	319	416	362
Less participation in grants	(231)	(100)	(395)
Research and development total	$ 9,143	$ 11,587	$ 11,534